Receivables	12 Months Ended
Dec. 31, 2013
Receivables
10.	RECEIVABLES

	December 31, 2013	December 31, 2012
Product sale trade receivables	110.9	240.6
Other trade receivables	16.7	32.8
Deposits	5.1	0.5
Value added tax	57.7	69.3
Interest receivable	—	0.4
Payroll debtors	3.7	11.3
Prepayments [1]	68.2	138.9
Other	10.3	28.9

	272.6	522.7

(1)	In 2012, prepayments included $7.0 milllion for the Bezant’s Mankayan Project.